Note 2 - Investments - Amortized Cost and Fair Value of Debt Securities By Contractual Maturity (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
One year or less, fair value	$ 49,929	$ 49,931	$ 50,127
One year or less, amortized cost	49,951	49,915	50,105
After one year through five years, amortized cost	1,718,157	1,819,437	1,046,934
After one year through five years, fair value	1,714,094	1,809,470	1,040,747
After five years through ten years, amortized cost	1,646,453	1,646,576	1,664,103
After five years through ten years, fair value	1,647,786	1,643,823	1,592,766
More than 10 years, amortized cost	4,943,064	3,468,619	2,465,627
More than 10 years, fair value	5,000,480	3,491,663	2,398,366
Mortgage backed and asset backed securities, amortized cost	3,276,332	3,333,617	3,083,389
Mortgage backed and asset backed securities, fair value	3,276,167	3,325,187	3,049,113
Total fixed maturities, amortized cost	11,633,957	10,318,164	8,310,158
Total fixed maturities, fair value	$ 11,688,456	$ 10,320,074	$ 8,131,119